CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 349.0	$ 1,025.8
Restricted cash	12.7	12.1
Accounts receivable and other assets	101.4	91.3
Current income tax recoverable	79.0	43.9
Inventories	1,052.0	1,094.3
Unrealized fair value of derivative assets	3.8	17.0
Current assets	1,597.9	2,284.4
Non-current assets
Property, plant and equipment	5,519.1	4,887.2
Goodwill	162.7	162.7
Long-term investments	155.9	188.0
Investments in joint ventures and associate	18.3	23.7
Unrealized fair value of derivative assets	0.8	3.9
Other long-term assets	564.1	574.0
Deferred tax assets	45.0	33.3
Total assets	8,063.8	8,157.2
Current liabilities
Accounts payable and accrued liabilities	465.9	482.6
Current income tax payable	21.7	35.1
Current portion of provisions	72.6	66.5
Current portion of unrealized fair value of derivative liabilities	22.2	1.1
Deferred payment obligation	30.0
Current liabilities	612.4	585.3
Non-current liabilities
Long-term debt	1,735.0	1,732.6
Provisions	816.4	830.5
Unrealized fair value of derivative liabilities	9.6	0.2
Other long-term liabilities	97.9	133.8
Deferred tax liabilities	265.2	255.6
Total liabilities	3,536.5	3,538.0
Common shareholders' equity
Common share capital	14,913.4	14,902.5
Contributed surplus	239.8	240.7
Accumulated deficit	(10,548.0)	(10,580.7)
Accumulated other comprehensive income (loss)	(98.5)	21.1
Total common shareholders' equity	4,506.7	4,583.6
Non-controlling interest	20.6	35.6
Total equity	4,527.3	4,619.2
Commitments and contingencies
Subsequent events
Total liabilities and equity	$ 8,063.8	$ 8,157.2
Common shares
Common shares authorized	Unlimited	Unlimited
Common shares issued (shares)	1,250,228,821	1,247,003,940
Common shares outstanding (shares)	1,250,228,821	1,247,003,940